SHARE CAPITAL AND RESERVES (Details 8) - Derivative Liability [Member]	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
US [Member]
Disclosure of financial liabilities [line items]
Risk-free interest rate		2.08%
Dividend yield		0.00%
Expected life		2 years 3 months
Volatility		102.00%
CANADA
Disclosure of financial liabilities [line items]
Risk-free interest rate	1.70%	2.16%
Dividend yield	0.00%	0.00%
Expected life	9 months	1 year 9 months
Volatility	106.00%	114.00%
Probability of exercise	75.00%	20.00%